Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred income tax
The movement in deferred tax assets and liabilities

	Assets	Liabilities	Total
	$'m	$'m	$'m
At January 1, 2019	432	(721)	(289)
Impact of adopting IFRS 16	14	(1)	13
Credited to the income statement (Note 6)	17	16	33
Charged to the income statement (Discontinued operation)	(12)	(1)	(13)
Credited to other comprehensive income	30	3	33
Exchange	1	3	4
Disposal of Food & Specialty	(76)	155	79
At December 31, 2019	406	(546)	(140)
(Charged)/credited to the income statement (Note 6)	(22)	26	4
Credited/(charged) to other comprehensive income	23	(6)	17
Exchange	13	(18)	(5)
At December 31, 2020	420	(544)	(124)

The components of deferred income tax assets and liabilities

	At December 31,
	2020	2019
	$'m	$'m
Tax losses	47	40
Employee benefit obligations	168	142
Depreciation timing differences	83	84
Provisions	72	74
Other	50	66
	420	406
Available for offset	(175)	(202)
Deferred tax assets	245	204
Intangible assets	(265)	(295)
Accelerated depreciation and other fair value adjustments	(239)	(206)
Other	(40)	(45)
	(544)	(546)
Available for offset	175	202
Deferred tax liabilities	(369)	(344)

The tax credit recognized in the consolidated income statement

	Year ended December 31,
	2020	2019	2018
	$'m	$'m	$'m
Tax losses	4	(4)	18
Employee benefit obligations	(2)	(11)	3
Depreciation timing differences	(5)	21	4
Provisions	(3)	(2)	(1)
Other deferred tax assets	(16)	1	12
Intangible assets	40	19	52
Accelerated depreciation and other fair value adjustments	(27)	(12)	(20)
Other deferred tax liabilities	13	8	(3)
	4	20	65